EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Employee benefit revenue/(expenses)	R$ (150.6)	R$ (165.7)	R$ (145.6)
Employee Benefit Revenueexpenses Allocated To Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
Employee benefit revenue/(expenses)	(21.3)	(32.1)	(15.1)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
Employee benefit revenue/(expenses)	(9.4)	(11.8)	(7.3)
Employee Benefit Revenue Expenses Allocated To Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Employee benefit revenue/(expenses)	(12.2)	(9.2)	(8.9)
Employee Benefit Revenue Expenses Allocated To Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Employee benefit revenue/(expenses)	R$ (107.7)	R$ (112.6)	R$ (114.3)